Income taxes - Reconciliation of the effective income tax rate (Detail)		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income taxes
Our effective statutory tax rate		31.00%	33.00%	36.00%
Changes in deferred tax valuation allowance		(10.80%)	36.10%	5.10%
Additional taxable revenues		0.10%	0.30%	0.30%
Non-deductible expenses		2.90%	7.80%	5.90%
Non-taxable revenue		(2.60%)	(7.20%)	(4.70%)
Dividends from foreign subsidiaries		0.00%	0.00%	0.00%
Tax effect of undistributed earnings of foreign subsidiaries		0.00%	0.10%	0.00%
Different tax rate applicable to income (loss) of foreign subsidiaries		0.30%	1.10%	(1.40%)
Effect of changes in domestic tax laws		1.00%	(0.90%)	(1.40%)
Expiration of loss carryforwards				0.00%
Tax benefit recognized on the devaluation of investment in subsidiaries and affiliates	[1]	1.70%	(54.80%)
Other		1.30%	(1.80%)	(5.00%)
Effective tax rate		24.90%	13.70%	34.80%

[1]	The tax benefit recognized on the devaluation of investment in subsidiaries and affiliates during the year ended March 31, 2016 of approximately \90 billion (which impacts Nomura's effective statutory tax rate by 54.8%) arises from the recognition of deferred tax assets from the decision of Nomura management to liquidate certain wholly-owned subsidiaries within Nomura during the year. Total valuation allowances of \24 billion have been recognized against these deferred tax assets, the impact of which are reported in changes in deferred tax valuation allowance for the same period